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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:    John Hancock Life Insurance Company (U.S.A.)
Address: 601 Congress Street
         Boston, MA 02210

13F File Number: 028-03983

The Institutional Investment Manager Filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:    Maureen M. Milet
Title:   Vice President & Chief Compliance Officer- Investments
Phone:   617-572-0203

Signature, Place, and Date of Signing:

Maureen M. Milet    Boston, MA    May 2, 2012
   Signature          Place          Date

Report Type (Check only One.):

[_] 13F HOLDINGS REPORT

[X] 13F NOTICE

[_] 13F COMBINATION REPORT

List of other managers reporting for this manager:

    Form 13F File Number       Name
    028-11519                  Manulife Financial Corporation
    028-04428                  The Manufacturers Life Insurance Company